Employee Benefits (Tables)	3 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Components of Net Periodic Benefit Cost

The Components of net period benefit cost were as follows (in thousands):

	Period ended
	January 1 to March 31, 2019 (NESR - Successor)	January 1 to March 31, 2018 (NPS - Predecessor)
Service cost	849	657
Interest cost	133	86
Other	(11)	-
Net cost	972	743